Unaudited Condensed Consolidated Statements of Income - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 74,495	$ 80,408	$ 154,914	$ 159,019
Time charter and voyage expenses	(1,017)	(996)	(2,438)	(2,186)
Direct vessel expenses	(1,405)	(348)	(2,049)	(697)
Management fees	(24,318)	(24,293)	(48,504)	(48,335)
General and administrative expenses	(5,981)	(3,903)	(9,510)	(7,068)
Depreciation and amortization	(14,294)	(14,880)	(29,177)	(29,771)
Gain on sale of vessels	0	5,771	2,282	5,771
Interest income	880	302	1,534	573
Interest expense and finance cost	(18,913)	(19,110)	(38,038)	(37,315)
Equity in net earnings of affiliated companies	3,731	3,651	8,622	7,089
Other expense, net	(994)	(240)	(1,682)	(684)
Net income	12,184	26,362	35,954	46,396
Dividend on Series B preferred shares	0	(27)	0	(54)
Dividend on Series D preferred shares	0	(61)	0	(199)
Dividend declared on restricted shares	(35)	(70)	(70)	(140)
Undistributed income attributable to Series C participating preferred shares	(591)	(1,271)	(1,752)	(2,233)
Net income attributable to common shareholders, basic	11,558	24,933	34,132	43,770
Dividend on Series B preferred shares	0	27	0	54
Dividend on Series D preferred shares	0	61	0	199
Dividend declared on restricted shares	35	70	70	140
Net income attributable to common shareholders, diluted	$ 11,593	$ 25,091	$ 34,202	$ 44,163
Net income per share, basic	$ 0.08	$ 0.17	$ 0.23	$ 0.29
Weighted average number of shares, basic	150,084,084	150,580,595	149,668,699	150,455,682
Net income per share, diluted	$ 0.08	$ 0.16	$ 0.23	$ 0.29
Weighted average number of shares, diluted	150,784,089	154,197,621	150,836,836	154,340,946